Condensed Consolidated Statements of Income (unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Net sales	$ 45,461,794	$ 35,039,549	$ 118,835,691	$ 83,972,930
Cost of sales	34,308,823	24,470,292	86,713,128	55,288,528
Gross profit	11,152,971	10,569,257	32,122,563	28,684,402
Total operating expenses	6,555,553	5,420,039	20,274,176	15,287,215
Income from operations	4,597,418	5,149,218	11,848,387	13,397,187
Nonoperating Income (Expense) [Abstract]
Interest Income	95,447	23,979	181,790	100,907
Interest expense	(192,460)	(122,747)	(679,789)	(326,058)
Subsidy income	175,914	673,568	436,876	1,427,592
Other expense, net	39,978	(135,633)	153,859	(210,462)
Total non-operating income	118,879	439,167	92,736	991,979
Income before income taxes, non-controlling interests, and gain on equity investments in affiliates	4,716,297	5,588,385	11,941,123	14,389,166
Income taxes	465,048	608,191	1,327,983	1,448,014
Net income before non-controlling interests and gain on equity investments in affiliates net income	4,251,249	4,980,194	10,613,140	12,941,152
Gain (loss) on equity investments in affiliates due to proportional shares of affiliates net income (Loss)	418,412	161,597	1,774,397	(139,992)
Net income before non-controlling interests	4,669,661	5,141,791	12,387,537	12,801,160
Non-controlling interests in net income of subsidiary	1,449,925	891,227	3,411,129	3,181,640
Net income	3,219,736	4,250,564	8,976,408	9,619,520
Weighted average number of shares of outstanding [abstract]
Basic	25,270,069	25,257,569	25,270,069	24,440,253
Diluted	25,272,553	25,318,470	25,273,187	24,504,221
Earnings Per Share [Abstract]
Basic	$ 0.13	$ 0.17	$ 0.36	$ 0.39
Diluted	$ 0.13	$ 0.17	$ 0.36	$ 0.39
Net Income Including Non-Controlling Interest	4,669,661	5,141,791	12,387,537	12,801,160
Translation Adjustments	1,392,469	1,321,438	3,509,964	1,662,836
Comprehensive income	6,062,130	6,463,229	15,897,501	14,463,996
Comprehensive Income Attributable to Non-Controlling Interest	1,449,925	891,227	3,411,129	3,181,640
Comprehensive Income Attributable to CTFO	$ 4,612,205	$ 5,572,002	$ 12,486,372	$ 11,282,356